Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Domestic [Member]
Maturities of time deposits:
Due in one year or less	¥ 35,553,119
Due after one year through two years	6,076,048
Due after two years through three years	2,957,445
Due after three years through four years	981,293
Due after four years through five years	998,626
Due after five years	846,129
Total	47,412,660
Foreign [Member]
Maturities of time deposits:
Due in one year or less	24,020,814
Due after one year through two years	460,129
Due after two years through three years	280,569
Due after three years through four years	146,945
Due after four years through five years	34,147
Due after five years	6,503
Total	¥ 24,949,107